Commitments and Contingencies - Schedule of Direct Exposure to Puerto Rico Government by Maturity (Details) - PR Government direct exposure - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	$ 348,588	$ 377,000
Total concentration of risk	366,777
Investment Portfolio
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	30,198	35,000
Loans
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	318,390	$ 342,000
From PR Central Government
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	53
Total concentration of risk	53
From PR Central Government | After 1 and within 5 years
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	14
Total concentration of risk	14
From PR Central Government | After 5 to 10 years
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	1
Total concentration of risk	1
From PR Central Government | After 10 years
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	38
Total concentration of risk	38
From PR Central Government | Investment Portfolio
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	53
From PR Central Government | Investment Portfolio | After 1 and within 5 years
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	14
From PR Central Government | Investment Portfolio | After 5 to 10 years
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	1
From PR Central Government | Investment Portfolio | After 10 years
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	38
From PR Central Government | Loans
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	0
From PR Central Government | Loans | After 1 and within 5 years
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	0
From PR Central Government | Loans | After 5 to 10 years
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	0
From PR Central Government | Loans | After 10 years
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	0
From Municipalities
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	348,535
Total concentration of risk	366,724
From Municipalities | Within 1 year
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	72,890
Total concentration of risk	72,890
From Municipalities | After 1 and within 5 years
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	85,357
Total concentration of risk	103,546
From Municipalities | After 5 to 10 years
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	134,801
Total concentration of risk	134,801
From Municipalities | After 10 years
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	55,487
Total concentration of risk	55,487
From Municipalities | Investment Portfolio
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	30,145
From Municipalities | Investment Portfolio | Within 1 year
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	4,240
From Municipalities | Investment Portfolio | After 1 and within 5 years
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	14,395
From Municipalities | Investment Portfolio | After 5 to 10 years
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	11,280
From Municipalities | Investment Portfolio | After 10 years
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	230
From Municipalities | Loans
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	318,390
From Municipalities | Loans | Within 1 year
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	68,650
From Municipalities | Loans | After 1 and within 5 years
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	70,962
From Municipalities | Loans | After 5 to 10 years
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	123,521
From Municipalities | Loans | After 10 years
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	$ 55,257